NestEgg Fund
FUND SUMMARY – NESTEGG FUND
Investment Objectives/Goals.
The objective of the NestEgg Fund is to obtain the highest total return over time consistent with an emphasis on capital growth and income.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 41 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees NestEgg Fund	Institutional Class Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NestEgg Fund		Institutional Class Shares	Class A Shares
Management Fee		0.60%	0.60%
Distribution and Service (12b-1) Fees		none	0.50%
Other Expenses		0.95%	0.95%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses		1.57%	2.07%
Fee Waivers and Expense Reimbursements	[1]	(0.80%)	(0.80%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.77%	1.27%
[1]	AIFS has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2012 in order to keep the Total Annual Fund Operating Expenses at 0.75% and 1.25% of the Fund's average net assets for the Institutional Class Shares and Class A Shares, respectively. The contractual expense limitation does not apply to "Acquired Fund Fees and Expenses." The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap. The expense limitation may be terminated only by approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example NestEgg Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	79	417	779	1,800
Class A Shares	598	1,019	1,465	2,700

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the NestEgg Fund’s portfolio turnover rate was 189% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies. The Fund will pursue its objective by investing in a diversified portfolio of stocks, bonds, and cash. The Fund’s allocation is amongst three major asset classes, stocks, bonds, and cash, which will change over time in relation to its target retirement date. The strategy of the Fund is to gradually reduce the potential market risk exposure over time by re-allocating the Fund’s assets amongst the major asset classes. The Fund’s allocation becomes more conservative as the Fund’s target year approaches and after it arrives. A fund with a shorter time horizon allocates more of its assets to fixed income and cash, while a fund with a longer time horizon allocates more of its assets to equity securities. Although the Adviser does not currently intend to do so, at some time in the future, the Fund may also seek to achieve its objective by investing in a set of underlying Master Portfolios each representing various asset classes and sectors which are representative of the Indexes the Fund seeks to replicate. If the Fund was to do this, it would bear a portion of the underlying portfolio’s expenses. Shareholders would be notified in advance in the event the Fund was to achieve its objective by investing through Master Portfolios.

This Fund may interest investors who have short to medium time horizons, or investors who may be saving for a particular goal in life and may need to withdraw a substantial portion of their investment in, or around, the year 2010.

Over a market cycle, approximately 40% of the equity portion of the Fund and typically less than 5% of the fixed income portion of the Fund will be held in securities outside the United States.

The Fund’s asset allocation will become more conservative over time by decreasing equity exposure as the Fund approaches its target date. The assets of the NestEgg Fund are expected to be rebalanced monthly.

Fund Asset Allocation – as of December 31, 2010

Global Equity	25.8%
US Treasury	63.4%
Cash	10.8%

NestEgg Fund

	Equity	Fixed and Cash
January-10	26.27%	73.73%
January-11	24.52%	75.48%
January-12	20.00%	80.00%
January-13	20.00%	80.00%
January-14	20.00%	80.00%
January-15	20.00%	80.00%
January-16	20.00%	80.00%
January-17	20.00%	80.00%
January-18	20.00%	80.00%
January-19	20.00%	80.00%
January-20	20.00%	80.00%

Main types of securities the Fund may hold:

•	Common stocks of companies traded on major stock exchanges with varying market cap sizes (large, mid and small) and which represent both value and growth styles
•	Fixed income securities, both domestic and foreign with maturities ranging from one to 30 years and of at least investment grade quality (a rating of BBB+/Baa as rated by Standard & Poor’s Corporation or Moody’s Investor Services, Inc.) at the time of purchase
•	Short term money market securities
•	Exchange-traded funds (“ETFs”); to the extent the Fund invests in ETFs the Fund will pay the proportionate share of the underlying expenses of the ETF
•	Derivatives, such as options and futures
•	Both debt and equity instruments of foreign issuers

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met. The principal value of an investor’s investment in the Fund is not guaranteed at any time, including in the target year designated in the Fund’s name as well as the years following the designated target date. A summary of the principal risks of investing in the Fund can be found below.

Stock Market Risk. Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The Fund’s share price changes with the value of the Fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Style Risk. Growth stocks and value stocks tend to perform differently in different markets. Because the Fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Mid- and Small-Cap Risk. Because mid-sized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

Interest Rate Risk. When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the Fund’s bond allocation. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.

Credit Risk. The Fund’s bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default. Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.

Derivatives Risk. Derivatives, including futures and options, could produce losses that are substantially greater than the amount invested. Derivatives could also add to the Fund’s expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the Fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

Foreign Investment Risk. A fund that invests in foreign securities is subject to risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, limited legal recourse and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets. The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuers’ balance of payments, overall debt level, and cash flow from tax or other revenues

Management Risk. The Fund’s performance could be hurt if the Funds’ management improperly executes the Funds’ strategies.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years compare with those of the Fund’s benchmark, the S&P Global BMI (Broad Market Index). In addition, for its fixed income component, the Fund is compared to the Barclays Capital U.S. Treasury Index, an unmanaged index reflecting the performance of all public obligations that does not focus on one particular segment of the Treasury market, and for its cash component, the Fund is compared to the Barclays Capital 1-3 Month U.S. Treasury Bill Index, the 1-3 month component of the Treasury Bill index consisting of Treasury Bills from 1 month to less than 12 months. The Fund has been in existence since January 4, 1999; operated as a “master-feeder” structure until November 1, 2002 and prior to March 2, 2006, the Fund was organized as the NestEgg Capital Preservation Fund. Effective January 1, 2011, the Fund changed its name from the NestEgg 2010 Fund to the NestEgg Fund.

Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787.

PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,

Best quarter:	6.55%	Q2 2003
Worst quarter:	(4.76)%	Q3 2008

AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2010
Average Annual Total Returns NestEgg Fund	1 Year	5 Years	10 Years
Institutional Class Shares	8.52%	3.66%	3.93%
Institutional Class Shares - Return After Taxes on Distributions	7.50%	2.55%	2.90%
Institutional Class Shares - Return After Taxes on Distributions and sale of shares	6.10%	2.65%	2.94%
Class A Shares	2.85%	2.10%	2.51%
S&P Global BMI (Broad Market Index) (reflects no deduction for fees, expenses or taxes)	15.11%	4.47%	4.65%
Barclays Capital U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	5.87%	5.47%	5.42%
Barclays Capital 1-3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.13%	2.31%	2.25%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Class A Shares reflect deduction of sales charges. After-tax returns for Class A, which are not shown, will vary from those shown for Institutional Class Shares.

NestEgg 2020 Fund
FUND SUMMARY – NESTEGG 2020 FUND
Investment Objectives/Goals.
The objective of the NestEgg 2020 Fund is to obtain the highest total return over time consistent with an emphasis on capital growth and income.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 41 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees NestEgg 2020 Fund	Institutional Class Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NestEgg 2020 Fund		Institutional Class Shares	Class A Shares
Management Fee		0.60%	0.60%
Distribution and Service (12b-1) Fees		none	0.50%
Other Expenses		0.57%	0.57%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses		1.19%	1.69%
Fee Waivers and Expense Reimbursements	[1]	(0.39%)	(0.39%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.80%	1.30%
[1]	AIFS has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2012 in order to keep the Total Annual Fund Operating Expenses at 0.78% and 1.28% of the Fund's average net assets for the Institutional Class Shares and Class A Shares, respectively. The contractual expense limitation does not apply to "Acquired Fund Fees and Expenses." The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap. The expense limitation may be terminated only by approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example NestEgg 2020 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	82	339	617	1,409
Class A Shares	601	946	1,314	2,347

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the NestEgg 2020 Fund’s portfolio turnover rate was 188% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies. The Fund will pursue its objective by investing in a diversified portfolio of stocks, bonds, and cash. The Fund’s allocation is amongst three major asset classes, stocks, bonds, and cash, which will change over time in relation to its target retirement date. The strategy of the Fund is to gradually reduce the potential market risk exposure over time by re-allocating the Fund’s assets amongst the major asset classes. The Fund’s allocation becomes more conservative as the Fund’s target year approaches and after it arrives. A fund with a shorter time horizon allocates more of its assets to fixed income and cash, while a fund with a longer time horizon allocates more of its assets to equity securities. Although the Adviser does not currently intend to do so, at some time in the future, the Fund may also seek to achieve its objective by investing in a set of underlying Master Portfolios each representing various asset classes and sectors which are representative of the Indexes the Fund seeks to replicate. If the Fund was to do this, it would bear a portion of the underlying portfolio’s expenses. Shareholders would be notified in advance in the event the Fund was to achieve its objective by investing through Master Portfolios.

This Fund may interest investors who seek long-term total return from a balanced portfolio, or investors who may be saving for a particular goal in life and may need to withdraw a substantial portion of their investment in, or around, the year 2020.

Over a market cycle, approximately 40% of the equity portion of the Fund and typically less than 5% of the fixed income portion of the Fund will be held in securities outside the United States.

The Fund’s asset allocation will become more conservative over time by decreasing equity exposure as the Fund approaches its target date. The assets of the NestEgg 2020 Fund are expected to be rebalanced monthly.

Fund Asset Allocation – as of December 31, 2010

Global Equity	41.9%
US Treasury	46.7%
Cash	11.4%

2020 Fund

	Equity	Fixed and Cash
January-10	42.60%	57.40%
January-11	40.85%	59.15%
January-12	39.10%	60.90%
January-13	37.35%	62.65%
January-14	35.60%	64.40%
January-15	33.85%	66.15%
January-16	32.10%	67.90%
January-17	30.35%	69.65%
January-18	28.60%	71.40%
January-19	26.85%	73.15%
January-20	25.10%	74.90%

Main types of securities the Fund may hold:

•	Common stocks of companies traded on major stock exchanges with varying market cap sizes (large, mid and small) and which represent both value and growth styles

•	Fixed income securities, both domestic and foreign with maturities ranging from one to 30 years and of a least investment grade quality (a rating of BBB+/Baa as rated by Standard & Poor’s Corporation or Moody’s Investor Services, Inc.) at the time of purchase

•	Short term money market securities

•	Exchange-traded funds (“ETFs”); to the extent the Fund invests in ETFs the Fund will pay the proportionate share of the underlying expenses of the ETF

•	Derivatives, such as options and futures

•	Both debt and equity instruments of foreign issuers

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met. The principal value of an investor’s investment in the Fund is not guaranteed at any time, including in the target year designated in the Fund’s name as well as the years following the designated target date. A summary of the principal risks of investing in the Fund can be found below.

Stock Market Risk. Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The Fund’s share price changes with the value of the Fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Style Risk. Growth stocks and value stocks tend to perform differently in different markets. Because the Fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Mid- and Small-Cap Risk. Because mid-sized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

Interest Rate Risk. When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the Fund’s bond allocation. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.

Credit Risk. The Fund’s bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default. Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.

Derivatives Risk. Derivatives, including futures and options, could produce losses that are substantially greater than the amount invested. Derivatives could also add to the Fund’s expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the Fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

Foreign Investment Risk. A fund that invests in foreign securities is subject to risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, limited legal recourse and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets. The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuers’ balance of payments, overall debt level, and cash flow from tax or other revenues

Management Risk. The Fund’s performance could be hurt if the Funds’ management improperly executes the Funds’ strategies.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years compared with those of the Fund’s benchmark, the S&P Global BMI (Broad Market Index). In addition, for its fixed income component, the Fund is compared to the Barclays Capital U.S. Treasury Index, an unmanaged index reflecting the performance of all public obligations that does not focus on one particular segment of the Treasury market, and for its cash component, the Fund is compared to the Barclays Capital 1-3 Month U.S. Treasury Bill Index, the 1-3 month component of the Treasury Bill index consisting of Treasury Bills from 1 month to less than 12 months. The Fund has been in existence since January 4, 1999; operated as a “master-feeder” structure until November 1, 2002 and prior to March 2, 2006, the Fund was organized as the NestEgg 2020 Fund.

Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787.

PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,

Best quarter:	10.43%	Q2 2003
Worst quarter:	(11.69)%	Q3 2002

AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2010
Average Annual Total Returns NestEgg 2020 Fund	1 Year	5 Years	10 Years
Institutional Class Shares	10.47%	2.27%	2.10%
Institutional Class Shares - Return After Taxes on Distributions	10.23%	1.40%	1.44%
Institutional Class Shares - Return After Taxes on Distributions and sale of shares	6.98%	1.61%	1.52%
Class A Shares	4.63%	0.76%	0.97%
S&P Global BMI (Broad Market Index) (reflects no deduction for fees, expenses or taxes)	15.11%	4.47%	4.65%
Barclays Capital U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	5.87%	5.47%	5.42%
Barclays Capital 1-3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.13%	2.31%	2.25%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Class A Shares reflect deduction of sales charges. After-tax returns for Class A Shares, which are not shown, will vary from those shown for Institutional Class Shares.

NestEgg 2030 Fund
FUND SUMMARY – NESTEGG 2030 FUND
Investment Objectives/Goals.
The objective of the NestEgg 2030 Fund is to obtain the highest total return over time consistent with an emphasis on capital growth and income.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 41 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees NestEgg 2030 Fund	Institutional Class Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NestEgg 2030 Fund		Institutional Class Shares	Class A Shares
Management Fee		0.60%	0.60%
Distribution and Service (12b-1) Fees		none	0.50%
Other Expenses		0.70%	0.70%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses		1.32%	1.82%
Fee Waivers and Expense Reimbursements	[1]	(0.50%)	(0.50%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.82%	1.32%
[1]	AIFS has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2012 in order to keep the Total Annual Fund Operating Expenses at 0.80% and 1.30% of the Fund's average net assets for the Institutional Class Shares and Class A Shares, respectively. The contractual expense limitation does not apply to "Acquired Fund Fees and Expenses." The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap. The expense limitation may be terminated only by approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example NestEgg 2030 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	84	369	676	1,547
Class A Shares	603	974	1,369	2,472

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the NestEgg 2030 Fund’s portfolio turnover rate was 177% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies. The Fund will pursue its objective by investing in a diversified portfolio of stocks, bonds, and cash. The Fund’s allocation is amongst three major asset classes, stocks, bonds, and cash, which will change over time in relation to its target retirement date. The strategy of the Fund is to gradually reduce the potential market risk exposure over time by re-allocating the Fund’s assets amongst the major asset classes. The Fund’s allocation becomes more conservative as the Fund’s target year approaches and after it arrives. A fund with a shorter time horizon allocates more of its assets to fixed income and cash, while a fund with a longer time horizon allocates more of its assets to equity securities. Although the Adviser does not currently intend to do so, at some time in the future, the Fund may also seek to achieve its objective by investing in a set of underlying Master Portfolios each representing various asset classes and sectors which are representative of the Indexes the Fund seeks to replicate. If the Fund was to do this, it would bear a portion of the underlying portfolio’s expenses. Shareholders would be notified in advance in the event the Fund was to achieve its objective by investing through Master Portfolios.

This Fund may interest investors who have a long-term horizon, or investors who may be saving for a particular goal in life and may need to withdraw a substantial portion of their investment in, or around, the year 2030.

Over a market cycle, approximately 40% of the equity portion of the Fund and typically less than 5% of the fixed income portion of the Fund will be held in securities outside the United States.

The Fund’s asset allocation will become more conservative over time by decreasing equity exposure as the Fund approaches its target date. The assets of the NestEgg 2030 Fund are expected to be rebalanced monthly.

Fund Asset Allocation – as of December 31, 2010

Global Equity	58.2%
US Treasury	28.6%
Cash	13.2%

2030 Fund

	Equity	Fixed and Cash
January-10	60.09%	39.91%
January-11	58.35%	41.65%
January-12	56.60%	43.40%
January-13	54.85%	45.15%
January-14	53.10%	46.90%
January-15	51.35%	48.65%
January-16	49.60%	50.40%
January-17	47.85%	52.15%
January-18	46.10%	53.90%
January-19	44.35%	55.65%
January-20	42.60%	57.40%

Main types of securities the Fund may hold:

•	Common stocks of companies traded on major stock exchanges with varying market cap sizes (large, mid and small) and which represent both value and growth styles

•	Fixed income securities, both domestic and foreign with maturities ranging from one to 30 years and of at least investment grade quality (a rating of BBB+/Baa as rated by Standard & Poor’s Corporation or Moody’s Investor Services, Inc.) at the time of purchase

•	Short term money market securities

•	Exchange-traded funds (“ETFs”); to the extent the Fund invests in ETFs the Fund will pay the proportionate share of the underlying expenses of the ETF

•	Derivatives, such as options and futures

•	Both debt and equity instruments of foreign issuers

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met. The principal value of an investor’s investment in the Fund is not guaranteed at any time, including in the target year designated in the Fund’s name as well as the years following the designated target date. A summary of the principal risks of investing in the Fund can be found below.

Stock Market Risk. Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The Fund’s share price changes with the value of the Fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Style Risk. Growth stocks and value stocks tend to perform differently in different markets. Because the Fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Mid- and Small-Cap Risk. Because mid-sized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

Interest Rate Risk. When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the Fund’s bond allocation. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.

Credit Risk. The Fund’s bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default. Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.

Derivatives Risk. Derivatives, including futures and options, could produce losses that are substantially greater than the amount invested. Derivatives could also add to the Fund’s expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the Fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

Foreign Investment Risk. A fund that invests in foreign securities is subject to risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, limited legal recourse and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets. The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuers’ balance of payments, overall debt level, and cash flow from tax or other revenues

Management Risk. The Fund’s performance could be hurt if the Funds’ management improperly executes the Funds’ strategies.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years compared with those of the Fund’s benchmark, the S&P Global BMI (Broad Market Index). In addition, for its fixed income component, the Fund is compared to the Barclays Capital U.S. Treasury Index, an unmanaged index reflecting the performance of all public obligations that does not focus on one particular segment of the Treasury market, and for its cash component, the Fund is compared to the Barclays Capital 1-3 Month U.S. Treasury Bill Index, the 1-3 month component of the Treasury Bill index consisting of Treasury Bills from 1 month to less than 12 months. The Fund has been in existence since January 4, 1999; operated as a “master-feeder” structure until November 1, 2002 and prior to March 2, 2006, the Fund was organized as the NestEgg 2030 Fund.

Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787.

PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,

Best Quarter	12.93%	Q2 2003
Worst Quarter	(15.66)%	Q4 2008

AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2010
Average Annual Total Returns NestEgg 2030 Fund	1 Year	5 Years	10 Years
Institutional Class Shares	11.85%	1.83%	1.69%
Institutional Class Shares - Return After Taxes on Distributions	11.68%	0.87%	1.02%
Institutional Class Shares - Return After Taxes on Distributions and sale of shares	7.92%	1.34%	1.25%
Class A Shares	6.01%	0.34%	0.59%
S&P Global BMI (Broad Market Index) (reflects no deduction for fees, expenses or taxes)	15.11%	4.47%	4.65%
Barclays Capital U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	5.87%	5.47%	5.42%
Barclays Capital 1-3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.13%	2.31%	2.25%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Class A Shares reflect deduction of sales charges. After-tax returns for Class A Shares, which are not shown, will vary from those shown for Institutional Class Shares.

NestEgg 2040 Fund
FUND SUMMARY – NESTEGG 2040 FUND
Investment Objectives/Goals.
The objective of the NestEgg 2040 Fund is to obtain the highest total return over time consistent with an emphasis on capital growth and income.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 41 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees NestEgg 2040 Fund	Institutional Class Shares	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	none	none	1.00%	[1]
Redemption Fee	none	none	none
[1]	Class C shares will be assessed a 1.00% CDSC if redeemed within one year of date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NestEgg 2040 Fund		Institutional Class Shares	Class A Shares	Class C Shares
Management Fee		0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		none	0.50%	1.00%
Other Expenses		0.62%	0.62%	0.62%
Acquired Fund Fees and Expenses		0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses		1.25%	1.75%	2.25%
Fee Waivers and Expense Reimbursements	[1]	(0.40%)	(0.40%)	(0.40%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.85%	1.35%	1.85%
[1]	AIFS has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2012 in order to keep the Total Annual Fund Operating Expenses at 0.82%, 1.32% and 1.82% of the Fund's average net assets for the Institutional Class Shares, Class A Shares and Class C Shares, respectively. The contractual expense limitation does not apply to "Acquired Fund Fees and Expenses." The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap. The expense limitation may be terminated only by approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example NestEgg 2040 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	87	357	648	1,476
Class A Shares	606	963	1,343	2,408
Class C Shares	291	665	1,169	2,554

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the NestEgg 2040 Fund’s portfolio turnover rate was 180% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies. The Fund will pursue its objective by investing in a diversified portfolio of stocks, bonds, and cash. The Fund’s allocation is amongst three major asset classes, stocks, bonds, and cash, which will change over time in relation to its target retirement date. The strategy of the Fund is to gradually reduce the potential market risk exposure over time by re-allocating the Fund’s assets amongst the major asset classes. The Fund’s allocation becomes more conservative as the Fund’s target year approaches and after it arrives. A fund with a shorter time horizon allocates more of its assets to fixed income and cash, while a fund with a longer time horizon allocates more of its assets to equity securities. Although the Adviser does not currently intend to do so, at some time in the future, the Fund may also seek to achieve its objective by investing in a set of underlying Master Portfolios each representing various asset classes and sectors which are representative of the Indexes the Fund seeks to replicate. If the Fund was to do this, it would bear a portion of the underlying portfolio’s expenses. Shareholders would be notified in advance in the event the Fund was to achieve its objective by investing through Master Portfolios.

This Fund may interest investors who have a long-term horizon, or investors who may be saving for a particular goal in life and may need to withdraw a substantial portion of their investment in, or around, the year 2040.

Over a market cycle, approximately 40% of the equity portion of the Fund and typically less than 5% of the fixed income portion of the Fund will be held in securities outside the United States.

The Fund’s asset allocation will become more conservative over time by decreasing equity exposure as the Fund approaches its target date. The assets of the NestEgg 2040 Fund are expected to be rebalanced monthly.

Fund Asset Allocation – as of December 31, 2010

Global Equity	75.7%
US Treasury	11.7%
Cash	12.6%

2040 Fund

	Equity	Fixed and Cash
January-10	77.59%	22.41%
January-11	75.84%	24.16%
January-12	74.09%	25.91%
January-13	72.34%	27.66%
January-14	70.59%	29.41%
January-15	68.84%	31.16%
January-16	67.09%	32.91%
January-17	65.34%	34.66%
January-18	63.59%	36.41%
January-19	61.84%	38.16%
January-20	60.09%	39.91%

Main types of securities the Fund may hold:

•	Common stocks of companies traded on major stock exchanges with varying market cap sizes (large, mid and small) and which represent both value and growth styles

•	Fixed income securities, both domestic and foreign with maturities ranging from one to 30 years and of at least investment grade quality (a rating of BBB+/Baa as rated by Standard & Poor’s Corporation or Moody’s Investor Services, Inc.) at the time of purchase

•	Short term money market securities

•	Exchange-traded funds (“ETFs”); to the extent the Fund invests in ETFs the Fund will pay the proportionate share of the underlying expenses of the ETF

•	Derivatives, such as options and futures

•	Both debt and equity instruments of foreign issuers

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met. The principal value of an investor’s investment in the Fund is not guaranteed at any time, including in the target year designated in the Fund’s name as well as the years following the designated target date. A summary of the principal risks of investing in the Fund can be found below.

Stock Market Risk. Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The Fund’s share price changes with the value of the Fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Style Risk. Growth stocks and value stocks tend to perform differently in different markets. Because the Fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Mid- and Small-Cap Risk. Because mid-sized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

Interest Rate Risk. When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the Fund’s bond allocation. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.

Credit Risk. The Fund’s bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default. Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.

Derivatives Risk. Derivatives, including futures and options, could produce losses that are substantially greater than the amount invested. Derivatives could also add to the Fund’s expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the Fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

Foreign Investment Risk. A fund that invests in foreign securities is subject to risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, limited legal recourse and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets. The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuers’ balance of payments, overall debt level, and cash flow from tax or other revenues

Management Risk. The Fund’s performance could be hurt if the Funds’ management improperly executes the Funds’ strategies.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years compared with those of the Fund’s benchmark, the S&P Global BMI (Broad Market Index). In addition, for its fixed income component, the Fund is compared to the Barclays Capital U.S. Treasury Index, an unmanaged index reflecting the performance of all public obligations that does not focus on one particular segment of the Treasury market, and for its cash component, the Fund is compared to the Barclays Capital 1-3 Month U.S. Treasury Bill Index, the 1-3 month component of the Treasury Bill index consisting of Treasury Bills from 1 month to less than 12 months. The Fund has been in existence since January 4, 1999; operated as a “master-feeder” structure until November 1, 2002 and prior to March 2, 2006, the Fund was organized as the NestEgg 2040 Fund.

Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A and Class C shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787.

PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,

Best Quarter	15.43%	Q2 2003
Worst Quarter	(18.07)%	Q4 2008

AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2010
Average Annual Total Returns NestEgg 2040 Fund	1 Year	5 Years	10 Years
Institutional Class Shares	13.84%	2.19%	1.73%
Institutional Class Shares - Return After Taxes on Distributions	13.67%	1.31%	1.19%
Institutional Class Shares - Return After Taxes on Distributions and sale of shares	9.23%	1.74%	1.37%
Class A Shares	7.75%	0.68%	0.76%
Class C Shares	11.46%	1.12%	1.03%
S&P Global BMI (Broad Market Index) (reflects no deduction for fees, expenses or taxes)	15.11%	4.47%	4.65%
Barclays Capital U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	5.87%	5.47%	5.42%
Barclays Capital 1-3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.13%	2.31%	2.25%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Class A and Class C Shares reflect deduction of sales charges. After-tax returns for Class A and Class C Shares, which are not shown, will vary from those shown for Institutional Class Shares.

NestEgg 2050 Fund
FUND SUMMARY – NESTEGG 2050 FUND
Investment Objectives/Goals.
The objective of the NestEgg 2050 Fund is to obtain the highest total return over time consistent with an emphasis on capital growth and income.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 41 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees NestEgg 2050 Fund	Institutional Class Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NestEgg 2050 Fund		Institutional Class Shares	Class A Shares
Management Fee		0.60%	0.60%
Distribution and Service (12b-1) Fees		none	0.50%
Other Expenses		7.67%	7.67%
Acquired Fund Fees and Expenses		0.11%	0.11%
Total Annual Fund Operating Expenses		8.38%	8.88%
Fee Waivers and Expense Reimbursements	[1]	(7.48%)	(7.48%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.90%	1.40%
[1]	AIFS has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2012 in order to keep the Total Annual Fund Operating Expenses at 0.79% and 1.29% of the Fund's average net assets for the Institutional Class Shares and Class A Shares, respectively. The contractual expense limitation does not apply to "Acquired Fund Fees and Expenses." The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap. The expense limitation may be terminated only by approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example NestEgg 2050 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	92	1,778	3,352	6,845
Class A Shares	611	2,296	3,853	7,247

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the period from May 7, 2010, commencement of operations, to October 31, 2010, the NestEgg 2050 Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies. The Fund will pursue its objective by investing in a diversified portfolio of stocks, bonds, and cash. The Fund’s allocation is amongst three major asset classes, stocks, bonds, and cash, which will change over time in relation to its target retirement date. The strategy of the Fund is to gradually reduce the potential market risk exposure over time by re-allocating the Fund’s assets amongst the major asset classes. The Fund’s allocation becomes more conservative as the Fund’s target year approaches and after it arrives. A fund with a shorter time horizon allocates more of its assets to fixed income and cash, while a fund with a longer time horizon allocates more of its assets to equity securities. Although the Adviser does not currently intend to do so, at some time in the future, the Fund may also seek to achieve its objective by investing in a set of underlying Master Portfolios each representing various asset classes and sectors which are representative of the Indexes the Fund seeks to replicate. If the Fund was to do this, it would bear a portion of the underlying portfolio’s expenses. Shareholders would be notified in advance in the event the Fund was to achieve its objective by investing through Master Portfolios.

This Fund may interest investors who have a long-term horizon, or investors who may be saving for a particular goal in life and may need to withdraw a substantial portion of their investment in, or around, the year 2050.

Over a market cycle, approximately 40% of the equity portion of the Fund and typically less than 5% of the fixed income portion of the Fund will be held in securities outside the United States.

The Fund’s asset allocation will become more conservative over time by decreasing equity exposure as the Fund approaches its target date. The assets of the NestEgg 2050 Fund are expected to be rebalanced monthly.

Fund Asset Allocation – as of December 31, 2010

Global Equity	86.9%
US Treasury	3.0%
Cash	10.1%

NestEgg 2050

	Equity	Fixed and Cash
January-10	90.00%	10.00%
January-15	86.34%	13.66%
January-20	77.59%	22.41%
January-25	68.84%	31.16%
January-30	60.09%	39.91%
January-35	51.35%	48.65%
January-40	42.60%	57.40%
January-45	33.85%	66.15%
January-50	25.10%	74.90%

Main types of securities the Fund may hold:

•	Common stocks of companies traded on major stock exchanges with varying market cap sizes (large, mid and small) and which represent both value and growth styles

•	Fixed income securities, both domestic and foreign with maturities ranging from one to 30 years and of at least investment grade quality (a rating of BBB+/Baa as rated by Standard & Poor’s Corporation or Moody’s Investor Services, Inc.) at the time of purchase

•	Short term money market securities

•	Exchange-traded funds (“ETFs”); to the extent the Fund invests in ETFs the Fund will pay the proportionate share of the underlying expenses of the ETF

•	Derivatives – options and futures

•	Both debt and equity instruments of foreign issuers

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met. The principal value of an investor’s investment in the Fund is not guaranteed at any time, including in the target year designated in the Fund’s name as well as the years following the designated target date. A summary of the principal risks of investing in the Fund can be found below.

Stock Market Risk. Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The Fund’s share price changes with the value of the Fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Style Risk. Growth stocks and value stocks tend to perform differently in different markets. Because the Fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Mid- and Small-Cap Risk. Because mid-sized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

Interest Rate Risk. When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the Fund’s bond allocation. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.

Credit Risk. The Fund’s bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default. Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.

Derivatives Risk. Derivatives, including futures and options, could produce losses that are substantially greater than the amount invested. Derivatives could also add to the Fund’s expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the Fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

Foreign Investment Risk. A fund that invests in foreign securities is subject to risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, limited legal recourse and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets. The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuers’ balance of payments, overall debt level, and cash flow from tax or other revenues.

Management Risk. The Fund’s performance could be hurt if the Funds’ management improperly executes the Funds’ strategies.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

Past Performance. The Fund has not been in operation for a full calendar year as of the date of this prospectus, and, therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. An appropriate broad-based index also will be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. The returns for Class A and Institutional Class will differ because of differences in expenses of each class.

Current performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	American Independence Funds Trust
CIK	dei_EntityCentralIndexKey	0001324443
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Mar 1, 2011
Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
NestEgg Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY – NESTEGG FUND
Investment objective:	rr_ObjectiveHeading	Investment Objectives/Goals.
Investment objective	rr_ObjectivePrimaryTextBlock	The objective of the NestEgg Fund is to obtain the highest total return over time consistent with an emphasis on capital growth and income.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 41 of the Fund’s Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the NestEgg Fund’s portfolio turnover rate was 189% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	189.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies, Risks and Performance.
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Strategies. The Fund will pursue its objective by investing in a diversified portfolio of stocks, bonds, and cash. The Fund’s allocation is amongst three major asset classes, stocks, bonds, and cash, which will change over time in relation to its target retirement date. The strategy of the Fund is to gradually reduce the potential market risk exposure over time by re-allocating the Fund’s assets amongst the major asset classes. The Fund’s allocation becomes more conservative as the Fund’s target year approaches and after it arrives. A fund with a shorter time horizon allocates more of its assets to fixed income and cash, while a fund with a longer time horizon allocates more of its assets to equity securities. Although the Adviser does not currently intend to do so, at some time in the future, the Fund may also seek to achieve its objective by investing in a set of underlying Master Portfolios each representing various asset classes and sectors which are representative of the Indexes the Fund seeks to replicate. If the Fund was to do this, it would bear a portion of the underlying portfolio’s expenses. Shareholders would be notified in advance in the event the Fund was to achieve its objective by investing through Master Portfolios.

This Fund may interest investors who have short to medium time horizons, or investors who may be saving for a particular goal in life and may need to withdraw a substantial portion of their investment in, or around, the year 2010.

Over a market cycle, approximately 40% of the equity portion of the Fund and typically less than 5% of the fixed income portion of the Fund will be held in securities outside the United States.

The Fund’s asset allocation will become more conservative over time by decreasing equity exposure as the Fund approaches its target date. The assets of the NestEgg Fund are expected to be rebalanced monthly.

Fund Asset Allocation – as of December 31, 2010

Global Equity	25.8%
US Treasury	63.4%
Cash	10.8%

NestEgg Fund

	Equity	Fixed and Cash
January-10	26.27%	73.73%
January-11	24.52%	75.48%
January-12	20.00%	80.00%
January-13	20.00%	80.00%
January-14	20.00%	80.00%
January-15	20.00%	80.00%
January-16	20.00%	80.00%
January-17	20.00%	80.00%
January-18	20.00%	80.00%
January-19	20.00%	80.00%
January-20	20.00%	80.00%

Main types of securities the Fund may hold:

•	Common stocks of companies traded on major stock exchanges with varying market cap sizes (large, mid and small) and which represent both value and growth styles
•	Fixed income securities, both domestic and foreign with maturities ranging from one to 30 years and of at least investment grade quality (a rating of BBB+/Baa as rated by Standard & Poor’s Corporation or Moody’s Investor Services, Inc.) at the time of purchase
•	Short term money market securities
•	Exchange-traded funds (“ETFs”); to the extent the Fund invests in ETFs the Fund will pay the proportionate share of the underlying expenses of the ETF
•	Derivatives, such as options and futures
•	Both debt and equity instruments of foreign issuers

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met. The principal value of an investor’s investment in the Fund is not guaranteed at any time, including in the target year designated in the Fund’s name as well as the years following the designated target date. A summary of the principal risks of investing in the Fund can be found below.

Stock Market Risk. Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The Fund’s share price changes with the value of the Fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Style Risk. Growth stocks and value stocks tend to perform differently in different markets. Because the Fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Mid- and Small-Cap Risk. Because mid-sized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

Interest Rate Risk. When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the Fund’s bond allocation. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.

Credit Risk. The Fund’s bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default. Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.

Derivatives Risk. Derivatives, including futures and options, could produce losses that are substantially greater than the amount invested. Derivatives could also add to the Fund’s expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the Fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

Foreign Investment Risk. A fund that invests in foreign securities is subject to risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, limited legal recourse and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets. The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuers’ balance of payments, overall debt level, and cash flow from tax or other revenues

Management Risk. The Fund’s performance could be hurt if the Funds’ management improperly executes the Funds’ strategies.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years compare with those of the Fund’s benchmark, the S&P Global BMI (Broad Market Index). In addition, for its fixed income component, the Fund is compared to the Barclays Capital U.S. Treasury Index, an unmanaged index reflecting the performance of all public obligations that does not focus on one particular segment of the Treasury market, and for its cash component, the Fund is compared to the Barclays Capital 1-3 Month U.S. Treasury Bill Index, the 1-3 month component of the Treasury Bill index consisting of Treasury Bills from 1 month to less than 12 months. The Fund has been in existence since January 4, 1999; operated as a “master-feeder” structure until November 1, 2002 and prior to March 2, 2006, the Fund was organized as the NestEgg Capital Preservation Fund. Effective January 1, 2011, the Fund changed its name from the NestEgg 2010 Fund to the NestEgg Fund.

Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1, 5 and 10 years compare with those of the Fund's benchmark, the S&P Global BMI (Broad Market Index).
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	In addition, for its fixed income component, the Fund is compared to the Barclays Capital U.S. Treasury Index, an unmanaged index reflecting the performance of all public obligations that does not focus on one particular segment of the Treasury market, and for its cash component, the Fund is compared to the Barclays Capital 1-3 Month U.S. Treasury Bill Index, the 1-3 month component of the Treasury Bill index consisting of Treasury Bills from 1 month to less than 12 months.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-266-8787
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.aifunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best quarter:	6.55%	Q2 2003
Worst quarter:	(4.76)%	Q3 2008

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.76%)
Performance Table:	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2010
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Class A Shares reflect deduction of sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A, which are not shown, will vary from those shown for Institutional Class Shares.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Class A Shares reflect deduction of sales charges. After-tax returns for Class A, which are not shown, will vary from those shown for Institutional Class Shares.

NestEgg Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NECSX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee {neg}	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.95%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.80%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.77%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	79
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	417
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	779
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,800
2001	rr_AnnualReturn2001	3.09%
2002	rr_AnnualReturn2002	(2.22%)
2003	rr_AnnualReturn2003	11.57%
2004	rr_AnnualReturn2004	6.10%
2005	rr_AnnualReturn2005	2.97%
2006	rr_AnnualReturn2006	7.02%
2007	rr_AnnualReturn2007	5.64%
2008	rr_AnnualReturn2008	(9.11%)
2009	rr_AnnualReturn2009	7.34%
2010	rr_AnnualReturn2010	8.52%
1 Year	rr_AverageAnnualReturnYear01	8.52%
5 Years	rr_AverageAnnualReturnYear05	3.66%
10 Years	rr_AverageAnnualReturnYear10	3.93%
NestEgg Fund | Institutional Class Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.50%
5 Years	rr_AverageAnnualReturnYear05	2.55%
10 Years	rr_AverageAnnualReturnYear10	2.90%
NestEgg Fund | Institutional Class Shares | - Return After Taxes on Distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.10%
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	2.94%
NestEgg Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NECPX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee {neg}	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.95%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.80%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.27%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	598
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,019
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,465
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,700
1 Year	rr_AverageAnnualReturnYear01	2.85%
5 Years	rr_AverageAnnualReturnYear05	2.10%
10 Years	rr_AverageAnnualReturnYear10	2.51%
NestEgg Fund | S&P Global BMI (Broad Market Index) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.11%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	4.65%
NestEgg Fund | Barclays Capital U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.87%
5 Years	rr_AverageAnnualReturnYear05	5.47%
10 Years	rr_AverageAnnualReturnYear10	5.42%
NestEgg Fund | Barclays Capital 1-3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	2.31%
10 Years	rr_AverageAnnualReturnYear10	2.25%
NestEgg 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY – NESTEGG 2020 FUND
Investment objective:	rr_ObjectiveHeading	Investment Objectives/Goals.
Investment objective	rr_ObjectivePrimaryTextBlock	The objective of the NestEgg 2020 Fund is to obtain the highest total return over time consistent with an emphasis on capital growth and income.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 41 of the Fund’s Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the NestEgg 2020 Fund’s portfolio turnover rate was 188% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	188.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies, Risks and Performance.
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Strategies. The Fund will pursue its objective by investing in a diversified portfolio of stocks, bonds, and cash. The Fund’s allocation is amongst three major asset classes, stocks, bonds, and cash, which will change over time in relation to its target retirement date. The strategy of the Fund is to gradually reduce the potential market risk exposure over time by re-allocating the Fund’s assets amongst the major asset classes. The Fund’s allocation becomes more conservative as the Fund’s target year approaches and after it arrives. A fund with a shorter time horizon allocates more of its assets to fixed income and cash, while a fund with a longer time horizon allocates more of its assets to equity securities. Although the Adviser does not currently intend to do so, at some time in the future, the Fund may also seek to achieve its objective by investing in a set of underlying Master Portfolios each representing various asset classes and sectors which are representative of the Indexes the Fund seeks to replicate. If the Fund was to do this, it would bear a portion of the underlying portfolio’s expenses. Shareholders would be notified in advance in the event the Fund was to achieve its objective by investing through Master Portfolios.

This Fund may interest investors who seek long-term total return from a balanced portfolio, or investors who may be saving for a particular goal in life and may need to withdraw a substantial portion of their investment in, or around, the year 2020.

Over a market cycle, approximately 40% of the equity portion of the Fund and typically less than 5% of the fixed income portion of the Fund will be held in securities outside the United States.

The Fund’s asset allocation will become more conservative over time by decreasing equity exposure as the Fund approaches its target date. The assets of the NestEgg 2020 Fund are expected to be rebalanced monthly.

Fund Asset Allocation – as of December 31, 2010

Global Equity	41.9%
US Treasury	46.7%
Cash	11.4%

2020 Fund

	Equity	Fixed and Cash
January-10	42.60%	57.40%
January-11	40.85%	59.15%
January-12	39.10%	60.90%
January-13	37.35%	62.65%
January-14	35.60%	64.40%
January-15	33.85%	66.15%
January-16	32.10%	67.90%
January-17	30.35%	69.65%
January-18	28.60%	71.40%
January-19	26.85%	73.15%
January-20	25.10%	74.90%

Main types of securities the Fund may hold:

•	Common stocks of companies traded on major stock exchanges with varying market cap sizes (large, mid and small) and which represent both value and growth styles

•	Fixed income securities, both domestic and foreign with maturities ranging from one to 30 years and of a least investment grade quality (a rating of BBB+/Baa as rated by Standard & Poor’s Corporation or Moody’s Investor Services, Inc.) at the time of purchase

•	Short term money market securities

•	Exchange-traded funds (“ETFs”); to the extent the Fund invests in ETFs the Fund will pay the proportionate share of the underlying expenses of the ETF

•	Derivatives, such as options and futures

•	Both debt and equity instruments of foreign issuers

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met. The principal value of an investor’s investment in the Fund is not guaranteed at any time, including in the target year designated in the Fund’s name as well as the years following the designated target date. A summary of the principal risks of investing in the Fund can be found below.

Stock Market Risk. Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The Fund’s share price changes with the value of the Fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Style Risk. Growth stocks and value stocks tend to perform differently in different markets. Because the Fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Mid- and Small-Cap Risk. Because mid-sized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

Interest Rate Risk. When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the Fund’s bond allocation. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.

Credit Risk. The Fund’s bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default. Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.

Derivatives Risk. Derivatives, including futures and options, could produce losses that are substantially greater than the amount invested. Derivatives could also add to the Fund’s expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the Fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

Foreign Investment Risk. A fund that invests in foreign securities is subject to risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, limited legal recourse and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets. The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuers’ balance of payments, overall debt level, and cash flow from tax or other revenues

Management Risk. The Fund’s performance could be hurt if the Funds’ management improperly executes the Funds’ strategies.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years compared with those of the Fund’s benchmark, the S&P Global BMI (Broad Market Index). In addition, for its fixed income component, the Fund is compared to the Barclays Capital U.S. Treasury Index, an unmanaged index reflecting the performance of all public obligations that does not focus on one particular segment of the Treasury market, and for its cash component, the Fund is compared to the Barclays Capital 1-3 Month U.S. Treasury Bill Index, the 1-3 month component of the Treasury Bill index consisting of Treasury Bills from 1 month to less than 12 months. The Fund has been in existence since January 4, 1999; operated as a “master-feeder” structure until November 1, 2002 and prior to March 2, 2006, the Fund was organized as the NestEgg 2020 Fund.

Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1, 5 and 10 years compare with those of the Fund's benchmark, the S&P Global BMI (Broad Market Index).
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	In addition, for its fixed income component, the Fund is compared to the Barclays Capital U.S. Treasury Index, an unmanaged index reflecting the performance of all public obligations that does not focus on one particular segment of the Treasury market, and for its cash component, the Fund is compared to the Barclays Capital 1-3 Month U.S. Treasury Bill Index, the 1-3 month component of the Treasury Bill index consisting of Treasury Bills from 1 month to less than 12 months.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-266-8787
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.aifunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best quarter:	10.43%	Q2 2003
Worst quarter:	(11.69)%	Q3 2002

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.69%)
Performance Table:	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2010
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Class A Shares reflect deduction of sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A, which are not shown, will vary from those shown for Institutional Class Shares.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Class A Shares reflect deduction of sales charges. After-tax returns for Class A Shares, which are not shown, will vary from those shown for Institutional Class Shares.

NestEgg 2020 Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NETWX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee {neg}	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.80%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	82
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	339
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	617
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,409
2001	rr_AnnualReturn2001	(6.90%)
2002	rr_AnnualReturn2002	(12.40%)
2003	rr_AnnualReturn2003	19.32%
2004	rr_AnnualReturn2004	8.63%
2005	rr_AnnualReturn2005	4.12%
2006	rr_AnnualReturn2006	8.78%
2007	rr_AnnualReturn2007	5.54%
2008	rr_AnnualReturn2008	(21.22%)
2009	rr_AnnualReturn2009	11.95%
2010	rr_AnnualReturn2010	10.47%
1 Year	rr_AverageAnnualReturnYear01	10.47%
5 Years	rr_AverageAnnualReturnYear05	2.27%
10 Years	rr_AverageAnnualReturnYear10	2.10%
NestEgg 2020 Fund | Institutional Class Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.23%
5 Years	rr_AverageAnnualReturnYear05	1.40%
10 Years	rr_AverageAnnualReturnYear10	1.44%
NestEgg 2020 Fund | Institutional Class Shares | - Return After Taxes on Distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.98%
5 Years	rr_AverageAnnualReturnYear05	1.61%
10 Years	rr_AverageAnnualReturnYear10	1.52%
NestEgg 2020 Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NETPX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee {neg}	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.30%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	601
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	946
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,314
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,347
1 Year	rr_AverageAnnualReturnYear01	4.63%
5 Years	rr_AverageAnnualReturnYear05	0.76%
10 Years	rr_AverageAnnualReturnYear10	0.97%
NestEgg 2020 Fund | S&P Global BMI (Broad Market Index) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.11%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	4.65%
NestEgg 2020 Fund | Barclays Capital U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.87%
5 Years	rr_AverageAnnualReturnYear05	5.47%
10 Years	rr_AverageAnnualReturnYear10	5.42%
NestEgg 2020 Fund | Barclays Capital 1-3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	2.31%
10 Years	rr_AverageAnnualReturnYear10	2.25%
NestEgg 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY – NESTEGG 2030 FUND
Investment objective:	rr_ObjectiveHeading	Investment Objectives/Goals.
Investment objective	rr_ObjectivePrimaryTextBlock	The objective of the NestEgg 2030 Fund is to obtain the highest total return over time consistent with an emphasis on capital growth and income.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 41 of the Fund’s Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the NestEgg 2030 Fund’s portfolio turnover rate was 177% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	177.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies, Risks and Performance.
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Strategies. The Fund will pursue its objective by investing in a diversified portfolio of stocks, bonds, and cash. The Fund’s allocation is amongst three major asset classes, stocks, bonds, and cash, which will change over time in relation to its target retirement date. The strategy of the Fund is to gradually reduce the potential market risk exposure over time by re-allocating the Fund’s assets amongst the major asset classes. The Fund’s allocation becomes more conservative as the Fund’s target year approaches and after it arrives. A fund with a shorter time horizon allocates more of its assets to fixed income and cash, while a fund with a longer time horizon allocates more of its assets to equity securities. Although the Adviser does not currently intend to do so, at some time in the future, the Fund may also seek to achieve its objective by investing in a set of underlying Master Portfolios each representing various asset classes and sectors which are representative of the Indexes the Fund seeks to replicate. If the Fund was to do this, it would bear a portion of the underlying portfolio’s expenses. Shareholders would be notified in advance in the event the Fund was to achieve its objective by investing through Master Portfolios.

This Fund may interest investors who have a long-term horizon, or investors who may be saving for a particular goal in life and may need to withdraw a substantial portion of their investment in, or around, the year 2030.

Over a market cycle, approximately 40% of the equity portion of the Fund and typically less than 5% of the fixed income portion of the Fund will be held in securities outside the United States.

The Fund’s asset allocation will become more conservative over time by decreasing equity exposure as the Fund approaches its target date. The assets of the NestEgg 2030 Fund are expected to be rebalanced monthly.

Fund Asset Allocation – as of December 31, 2010

Global Equity	58.2%
US Treasury	28.6%
Cash	13.2%

2030 Fund

	Equity	Fixed and Cash
January-10	60.09%	39.91%
January-11	58.35%	41.65%
January-12	56.60%	43.40%
January-13	54.85%	45.15%
January-14	53.10%	46.90%
January-15	51.35%	48.65%
January-16	49.60%	50.40%
January-17	47.85%	52.15%
January-18	46.10%	53.90%
January-19	44.35%	55.65%
January-20	42.60%	57.40%

Main types of securities the Fund may hold:

•	Common stocks of companies traded on major stock exchanges with varying market cap sizes (large, mid and small) and which represent both value and growth styles

•	Fixed income securities, both domestic and foreign with maturities ranging from one to 30 years and of at least investment grade quality (a rating of BBB+/Baa as rated by Standard & Poor’s Corporation or Moody’s Investor Services, Inc.) at the time of purchase

•	Short term money market securities

•	Exchange-traded funds (“ETFs”); to the extent the Fund invests in ETFs the Fund will pay the proportionate share of the underlying expenses of the ETF

•	Derivatives, such as options and futures

•	Both debt and equity instruments of foreign issuers

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met. The principal value of an investor’s investment in the Fund is not guaranteed at any time, including in the target year designated in the Fund’s name as well as the years following the designated target date. A summary of the principal risks of investing in the Fund can be found below.

Stock Market Risk. Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The Fund’s share price changes with the value of the Fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Style Risk. Growth stocks and value stocks tend to perform differently in different markets. Because the Fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Mid- and Small-Cap Risk. Because mid-sized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

Interest Rate Risk. When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the Fund’s bond allocation. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.

Credit Risk. The Fund’s bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default. Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.

Derivatives Risk. Derivatives, including futures and options, could produce losses that are substantially greater than the amount invested. Derivatives could also add to the Fund’s expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the Fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

Foreign Investment Risk. A fund that invests in foreign securities is subject to risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, limited legal recourse and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets. The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuers’ balance of payments, overall debt level, and cash flow from tax or other revenues

Management Risk. The Fund’s performance could be hurt if the Funds’ management improperly executes the Funds’ strategies.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years compared with those of the Fund’s benchmark, the S&P Global BMI (Broad Market Index). In addition, for its fixed income component, the Fund is compared to the Barclays Capital U.S. Treasury Index, an unmanaged index reflecting the performance of all public obligations that does not focus on one particular segment of the Treasury market, and for its cash component, the Fund is compared to the Barclays Capital 1-3 Month U.S. Treasury Bill Index, the 1-3 month component of the Treasury Bill index consisting of Treasury Bills from 1 month to less than 12 months. The Fund has been in existence since January 4, 1999; operated as a “master-feeder” structure until November 1, 2002 and prior to March 2, 2006, the Fund was organized as the NestEgg 2030 Fund.

Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1, 5 and 10 years compare with those of the Fund's benchmark, the S&P Global BMI (Broad Market Index).
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	In addition, for its fixed income component, the Fund is compared to the Barclays Capital U.S. Treasury Index, an unmanaged index reflecting the performance of all public obligations that does not focus on one particular segment of the Treasury market, and for its cash component, the Fund is compared to the Barclays Capital 1-3 Month U.S. Treasury Bill Index, the 1-3 month component of the Treasury Bill index consisting of Treasury Bills from 1 month to less than 12 months.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-266-8787
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.aifunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter	12.93%	Q2 2003
Worst Quarter	(15.66)%	Q4 2008

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.66%)
Performance Table:	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2010
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Class A Shares reflect deduction of sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A, which are not shown, will vary from those shown for Institutional Class Shares.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Class A Shares reflect deduction of sales charges. After-tax returns for Class A Shares, which are not shown, will vary from those shown for Institutional Class Shares.

NestEgg 2030 Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NETHX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee {neg}	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.82%	[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	84
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	369
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	676
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,547
2001	rr_AnnualReturn2001	(10.52%)
2002	rr_AnnualReturn2002	(15.70%)
2003	rr_AnnualReturn2003	23.88%
2004	rr_AnnualReturn2004	10.23%
2005	rr_AnnualReturn2005	4.79%
2006	rr_AnnualReturn2006	10.10%
2007	rr_AnnualReturn2007	5.54%
2008	rr_AnnualReturn2008	(29.00%)
2009	rr_AnnualReturn2009	18.67%
2010	rr_AnnualReturn2010	11.85%
1 Year	rr_AverageAnnualReturnYear01	11.85%
5 Years	rr_AverageAnnualReturnYear05	1.83%
10 Years	rr_AverageAnnualReturnYear10	1.69%
NestEgg 2030 Fund | Institutional Class Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.68%
5 Years	rr_AverageAnnualReturnYear05	0.87%
10 Years	rr_AverageAnnualReturnYear10	1.02%
NestEgg 2030 Fund | Institutional Class Shares | - Return After Taxes on Distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.92%
5 Years	rr_AverageAnnualReturnYear05	1.34%
10 Years	rr_AverageAnnualReturnYear10	1.25%
NestEgg 2030 Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NEHPX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee {neg}	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.32%	[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	603
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	974
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,369
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,472
1 Year	rr_AverageAnnualReturnYear01	6.01%
5 Years	rr_AverageAnnualReturnYear05	0.34%
10 Years	rr_AverageAnnualReturnYear10	0.59%
NestEgg 2030 Fund | S&P Global BMI (Broad Market Index) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.11%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	4.65%
NestEgg 2030 Fund | Barclays Capital U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.87%
5 Years	rr_AverageAnnualReturnYear05	5.47%
10 Years	rr_AverageAnnualReturnYear10	5.42%
NestEgg 2030 Fund | Barclays Capital 1-3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	2.31%
10 Years	rr_AverageAnnualReturnYear10	2.25%
NestEgg 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY – NESTEGG 2040 FUND
Investment objective:	rr_ObjectiveHeading	Investment Objectives/Goals.
Investment objective	rr_ObjectivePrimaryTextBlock	The objective of the NestEgg 2040 Fund is to obtain the highest total return over time consistent with an emphasis on capital growth and income.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 41 of the Fund’s Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the NestEgg 2040 Fund’s portfolio turnover rate was 180% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	180.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies, Risks and Performance.
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Strategies. The Fund will pursue its objective by investing in a diversified portfolio of stocks, bonds, and cash. The Fund’s allocation is amongst three major asset classes, stocks, bonds, and cash, which will change over time in relation to its target retirement date. The strategy of the Fund is to gradually reduce the potential market risk exposure over time by re-allocating the Fund’s assets amongst the major asset classes. The Fund’s allocation becomes more conservative as the Fund’s target year approaches and after it arrives. A fund with a shorter time horizon allocates more of its assets to fixed income and cash, while a fund with a longer time horizon allocates more of its assets to equity securities. Although the Adviser does not currently intend to do so, at some time in the future, the Fund may also seek to achieve its objective by investing in a set of underlying Master Portfolios each representing various asset classes and sectors which are representative of the Indexes the Fund seeks to replicate. If the Fund was to do this, it would bear a portion of the underlying portfolio’s expenses. Shareholders would be notified in advance in the event the Fund was to achieve its objective by investing through Master Portfolios.

This Fund may interest investors who have a long-term horizon, or investors who may be saving for a particular goal in life and may need to withdraw a substantial portion of their investment in, or around, the year 2040.

Over a market cycle, approximately 40% of the equity portion of the Fund and typically less than 5% of the fixed income portion of the Fund will be held in securities outside the United States.

The Fund’s asset allocation will become more conservative over time by decreasing equity exposure as the Fund approaches its target date. The assets of the NestEgg 2040 Fund are expected to be rebalanced monthly.

Fund Asset Allocation – as of December 31, 2010

Global Equity	75.7%
US Treasury	11.7%
Cash	12.6%

2040 Fund

	Equity	Fixed and Cash
January-10	77.59%	22.41%
January-11	75.84%	24.16%
January-12	74.09%	25.91%
January-13	72.34%	27.66%
January-14	70.59%	29.41%
January-15	68.84%	31.16%
January-16	67.09%	32.91%
January-17	65.34%	34.66%
January-18	63.59%	36.41%
January-19	61.84%	38.16%
January-20	60.09%	39.91%

Main types of securities the Fund may hold:

•	Common stocks of companies traded on major stock exchanges with varying market cap sizes (large, mid and small) and which represent both value and growth styles

•	Fixed income securities, both domestic and foreign with maturities ranging from one to 30 years and of at least investment grade quality (a rating of BBB+/Baa as rated by Standard & Poor’s Corporation or Moody’s Investor Services, Inc.) at the time of purchase

•	Short term money market securities

•	Exchange-traded funds (“ETFs”); to the extent the Fund invests in ETFs the Fund will pay the proportionate share of the underlying expenses of the ETF

•	Derivatives, such as options and futures

•	Both debt and equity instruments of foreign issuers

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met. The principal value of an investor’s investment in the Fund is not guaranteed at any time, including in the target year designated in the Fund’s name as well as the years following the designated target date. A summary of the principal risks of investing in the Fund can be found below.

Stock Market Risk. Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The Fund’s share price changes with the value of the Fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Style Risk. Growth stocks and value stocks tend to perform differently in different markets. Because the Fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Mid- and Small-Cap Risk. Because mid-sized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

Interest Rate Risk. When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the Fund’s bond allocation. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.

Credit Risk. The Fund’s bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default. Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.

Derivatives Risk. Derivatives, including futures and options, could produce losses that are substantially greater than the amount invested. Derivatives could also add to the Fund’s expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the Fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

Foreign Investment Risk. A fund that invests in foreign securities is subject to risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, limited legal recourse and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets. The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuers’ balance of payments, overall debt level, and cash flow from tax or other revenues

Management Risk. The Fund’s performance could be hurt if the Funds’ management improperly executes the Funds’ strategies.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years compared with those of the Fund’s benchmark, the S&P Global BMI (Broad Market Index). In addition, for its fixed income component, the Fund is compared to the Barclays Capital U.S. Treasury Index, an unmanaged index reflecting the performance of all public obligations that does not focus on one particular segment of the Treasury market, and for its cash component, the Fund is compared to the Barclays Capital 1-3 Month U.S. Treasury Bill Index, the 1-3 month component of the Treasury Bill index consisting of Treasury Bills from 1 month to less than 12 months. The Fund has been in existence since January 4, 1999; operated as a “master-feeder” structure until November 1, 2002 and prior to March 2, 2006, the Fund was organized as the NestEgg 2040 Fund.

Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A and Class C shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1, 5 and 10 years compare with those of the Fund's benchmark, the S&P Global BMI (Broad Market Index).
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	In addition, for its fixed income component, the Fund is compared to the Barclays Capital U.S. Treasury Index, an unmanaged index reflecting the performance of all public obligations that does not focus on one particular segment of the Treasury market, and for its cash component, the Fund is compared to the Barclays Capital 1-3 Month U.S. Treasury Bill Index, the 1-3 month component of the Treasury Bill index consisting of Treasury Bills from 1 month to less than 12 months.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-266-8787
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.aifunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter	15.43%	Q2 2003
Worst Quarter	(18.07)%	Q4 2008

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.07%)
Performance Table:	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2010
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Class A and Class C Shares reflect deduction of sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A and Class C Shares, which are not shown, will vary from those shown for Institutional Class Shares.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Class A and Class C Shares reflect deduction of sales charges. After-tax returns for Class A and Class C Shares, which are not shown, will vary from those shown for Institutional Class Shares.

NestEgg 2040 Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NEFYX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee {neg}	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.85%	[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	87
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	357
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	648
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,476
2001	rr_AnnualReturn2001	(13.88%)
2002	rr_AnnualReturn2002	(18.93%)
2003	rr_AnnualReturn2003	29.32%
2004	rr_AnnualReturn2004	11.70%
2005	rr_AnnualReturn2005	5.61%
2006	rr_AnnualReturn2006	11.20%
2007	rr_AnnualReturn2007	5.06%
2008	rr_AnnualReturn2008	(32.47%)
2009	rr_AnnualReturn2009	24.08%
2010	rr_AnnualReturn2010	13.84%
1 Year	rr_AverageAnnualReturnYear01	13.84%
5 Years	rr_AverageAnnualReturnYear05	2.19%
10 Years	rr_AverageAnnualReturnYear10	1.73%
NestEgg 2040 Fund | Institutional Class Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.67%
5 Years	rr_AverageAnnualReturnYear05	1.31%
10 Years	rr_AverageAnnualReturnYear10	1.19%
NestEgg 2040 Fund | Institutional Class Shares | - Return After Taxes on Distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.23%
5 Years	rr_AverageAnnualReturnYear05	1.74%
10 Years	rr_AverageAnnualReturnYear10	1.37%
NestEgg 2040 Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NEFPX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee {neg}	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.35%	[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	606
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	963
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,343
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,408
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	0.68%
10 Years	rr_AverageAnnualReturnYear10	0.76%
NestEgg 2040 Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NEJVX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Redemption Fee {neg}	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.85%	[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	291
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	665
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,169
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,554
1 Year	rr_AverageAnnualReturnYear01	11.46%
5 Years	rr_AverageAnnualReturnYear05	1.12%
10 Years	rr_AverageAnnualReturnYear10	1.03%
NestEgg 2040 Fund | S&P Global BMI (Broad Market Index) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.11%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	4.65%
NestEgg 2040 Fund | Barclays Capital U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.87%
5 Years	rr_AverageAnnualReturnYear05	5.47%
10 Years	rr_AverageAnnualReturnYear10	5.42%
NestEgg 2040 Fund | Barclays Capital 1-3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	2.31%
10 Years	rr_AverageAnnualReturnYear10	2.25%
NestEgg 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY – NESTEGG 2050 FUND
Investment objective:	rr_ObjectiveHeading	Investment Objectives/Goals.
Investment objective	rr_ObjectivePrimaryTextBlock	The objective of the NestEgg 2050 Fund is to obtain the highest total return over time consistent with an emphasis on capital growth and income.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 41 of the Fund’s Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the period from May 7, 2010, commencement of operations, to October 31, 2010, the NestEgg 2050 Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	15.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies, Risks and Performance.
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Strategies. The Fund will pursue its objective by investing in a diversified portfolio of stocks, bonds, and cash. The Fund’s allocation is amongst three major asset classes, stocks, bonds, and cash, which will change over time in relation to its target retirement date. The strategy of the Fund is to gradually reduce the potential market risk exposure over time by re-allocating the Fund’s assets amongst the major asset classes. The Fund’s allocation becomes more conservative as the Fund’s target year approaches and after it arrives. A fund with a shorter time horizon allocates more of its assets to fixed income and cash, while a fund with a longer time horizon allocates more of its assets to equity securities. Although the Adviser does not currently intend to do so, at some time in the future, the Fund may also seek to achieve its objective by investing in a set of underlying Master Portfolios each representing various asset classes and sectors which are representative of the Indexes the Fund seeks to replicate. If the Fund was to do this, it would bear a portion of the underlying portfolio’s expenses. Shareholders would be notified in advance in the event the Fund was to achieve its objective by investing through Master Portfolios.

This Fund may interest investors who have a long-term horizon, or investors who may be saving for a particular goal in life and may need to withdraw a substantial portion of their investment in, or around, the year 2050.

Over a market cycle, approximately 40% of the equity portion of the Fund and typically less than 5% of the fixed income portion of the Fund will be held in securities outside the United States.

The Fund’s asset allocation will become more conservative over time by decreasing equity exposure as the Fund approaches its target date. The assets of the NestEgg 2050 Fund are expected to be rebalanced monthly.

Fund Asset Allocation – as of December 31, 2010

Global Equity	86.9%
US Treasury	3.0%
Cash	10.1%

NestEgg 2050

	Equity	Fixed and Cash
January-10	90.00%	10.00%
January-15	86.34%	13.66%
January-20	77.59%	22.41%
January-25	68.84%	31.16%
January-30	60.09%	39.91%
January-35	51.35%	48.65%
January-40	42.60%	57.40%
January-45	33.85%	66.15%
January-50	25.10%	74.90%

Main types of securities the Fund may hold:

•	Common stocks of companies traded on major stock exchanges with varying market cap sizes (large, mid and small) and which represent both value and growth styles

•	Fixed income securities, both domestic and foreign with maturities ranging from one to 30 years and of at least investment grade quality (a rating of BBB+/Baa as rated by Standard & Poor’s Corporation or Moody’s Investor Services, Inc.) at the time of purchase

•	Short term money market securities

•	Exchange-traded funds (“ETFs”); to the extent the Fund invests in ETFs the Fund will pay the proportionate share of the underlying expenses of the ETF

•	Derivatives – options and futures

•	Both debt and equity instruments of foreign issuers

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met. The principal value of an investor’s investment in the Fund is not guaranteed at any time, including in the target year designated in the Fund’s name as well as the years following the designated target date. A summary of the principal risks of investing in the Fund can be found below.

Stock Market Risk. Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The Fund’s share price changes with the value of the Fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Style Risk. Growth stocks and value stocks tend to perform differently in different markets. Because the Fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Mid- and Small-Cap Risk. Because mid-sized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

Interest Rate Risk. When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the Fund’s bond allocation. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.

Credit Risk. The Fund’s bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default. Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.

Derivatives Risk. Derivatives, including futures and options, could produce losses that are substantially greater than the amount invested. Derivatives could also add to the Fund’s expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the Fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

Foreign Investment Risk. A fund that invests in foreign securities is subject to risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, limited legal recourse and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets. The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuers’ balance of payments, overall debt level, and cash flow from tax or other revenues.

Management Risk. The Fund’s performance could be hurt if the Funds’ management improperly executes the Funds’ strategies.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Past Performance. The Fund has not been in operation for a full calendar year as of the date of this prospectus, and, therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. An appropriate broad-based index also will be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. The returns for Class A and Institutional Class will differ because of differences in expenses of each class.

Current performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund has not been in operation for a full calendar year as of the date of this prospectus, and, therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. An appropriate broad-based index also will be included in the performance table.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-266-8787
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.aifunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The returns for Class A and Institutional Class will differ because of differences in expenses of each class.
NestEgg 2050 Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NEFTX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee {neg}	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	7.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.38%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(7.48%)	[6]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.90%	[6]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	92
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,778
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	3,352
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	6,845
NestEgg 2050 Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NEFAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee {neg}	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	7.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.88%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(7.48%)	[6]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.40%	[6]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	611
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	2,296
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	3,853
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	7,247

[1]	AIFS has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2012 in order to keep the Total Annual Fund Operating Expenses at 0.75% and 1.25% of the Fund's average net assets for the Institutional Class Shares and Class A Shares, respectively. The contractual expense limitation does not apply to "Acquired Fund Fees and Expenses." The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap. The expense limitation may be terminated only by approval of the Board of Trustees.
[2]	AIFS has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2012 in order to keep the Total Annual Fund Operating Expenses at 0.78% and 1.28% of the Fund's average net assets for the Institutional Class Shares and Class A Shares, respectively. The contractual expense limitation does not apply to "Acquired Fund Fees and Expenses." The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap. The expense limitation may be terminated only by approval of the Board of Trustees.
[3]	AIFS has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2012 in order to keep the Total Annual Fund Operating Expenses at 0.80% and 1.30% of the Fund's average net assets for the Institutional Class Shares and Class A Shares, respectively. The contractual expense limitation does not apply to "Acquired Fund Fees and Expenses." The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap. The expense limitation may be terminated only by approval of the Board of Trustees.
[4]	AIFS has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2012 in order to keep the Total Annual Fund Operating Expenses at 0.82%, 1.32% and 1.82% of the Fund's average net assets for the Institutional Class Shares, Class A Shares and Class C Shares, respectively. The contractual expense limitation does not apply to "Acquired Fund Fees and Expenses." The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap. The expense limitation may be terminated only by approval of the Board of Trustees.
[5]	Class C shares will be assessed a 1.00% CDSC if redeemed within one year of date of purchase.
[6]	AIFS has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2012 in order to keep the Total Annual Fund Operating Expenses at 0.79% and 1.29% of the Fund's average net assets for the Institutional Class Shares and Class A Shares, respectively. The contractual expense limitation does not apply to "Acquired Fund Fees and Expenses." The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap. The expense limitation may be terminated only by approval of the Board of Trustees.